Concentrations of credit risk	12 Months Ended
Mar. 31, 2020
Concentrations of credit risk
11. Concentrations of credit risk
Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.
In the case of wholesale loans, while the Bank generally lends on a cash-flow basis, it also requires collateral which consists of liens on inventory, receivables and other current assets, and in some cases, charges on fixed assets, such as property, movable assets (such as vehicles) and financial assets (such as marketable securities) from a large number of the Bank’s borrowers. The Bank’s retail loans are generally secured by a charge on the asset financed (vehicle loans, property loans and loans against gold and securities). Retail business banking loans are secured with current assets as well as immovable property and fixed assets in some cases. However, collateral securing each individual loan may not be adequate in relation to the value of the loan. If the customer fails to pay, the Bank would, as applicable, liquidate collateral and/or set off accounts. The maximum estimated loss that would be incurred under severe, hypothetical circumstances, for which the Bank believes the possibility is extremely remote, such as where the value of the Bank’s interests and any associated collateral declines to zero, without any consideration of recovery or offset is determined as the carrying values of the instruments as given in the below table.
The Bank’s portfolio of loans, credit substitute securities and non-funded exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2019 and March 31, 2020 the exposures are as set forth below.

	As of March 31, 2019
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	2,477,945.6	Rs.	—	Rs.	1,552.1	Rs.	2,479,497.7	23.5
Retail trade		445,757.8		1,170.7		15,051.6		461,980.1	4.4
NBFC/Financial Intermediaries		311,477.1		98,274.0		13,203.1		422,954.2	4.0
Automobile & Auto Ancillary		352,979.1		10,413.9		32,546.7		395,939.7	3.8
Road Transportation		376,547.1		—		9,808.2		386,355.3	3.7
Consumer Services		354,060.4		3,957.3		13,757.6		371,775.3	3.5
Agriculture Production — Food		330,092.5		—		728.8		330,821.3	3.1
Power		251,169.4		37,188.7		39,998.4		328,356.5	3.1
Telecom		246,272.4		21,288.6		26,245.9		293,806.9	2.8
Real Estate & Property Services		257,056.8		1,978.8		33,482.7		292,518.3	2.8
Engineering		159,462.7		1,557.3		120,816.0		281,836.0	2.7
Food & Beverage		233,798.9		—		15,325.7		249,124.6	2.4
Business Services		236,853.7		249.2		11,318.3		248,421.2	2.4
Iron & Steel		195,488.6		5,514.4		44,149.5		245,152.5	2.3
Coal & Petroleum Products		92,504.7		705.0		150,857.5		244,067.2	2.3
Wholesale Trade — Industrial		192,708.4		67.8		29,835.7		222,611.9	2.1
Textiles & Garments		187,527.5		4,436.1		26,803.8		218,767.4	2.1
Infrastructure Development		128,273.5		9,035.5		79,596.8		216,905.8	2.1
Wholesale Trade — Non Industrial		200,089.4		248.3		12,218.2		212,555.9	2.0
Others (none greater than 2%)		2,081,399.0		76,801.2		470,669.6		2,628,869.8	24.9

Total	Rs.	9,111,464.6	Rs.	272,886.8	Rs.	1,147,966.2	Rs.	10,532,317.6	100.0

	As of March 31, 2020
Category	Gross loans		Fair Values Of Credit Substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	2,958,437.7	Rs.	2,756.6	Rs.	446.4	Rs.	2,961,640.7	US$	39,284.3	24.3
Retail Trade		533,155.3		343.7		22,820.3		556,319.3		7,379.2	4.6
Power		458,628.1		48,997.7		41,445.6		549,071.4		7,283.1	4.5
Consumer Services		399,046.4		2,015.1		19,135.9		420,197.4		5,573.6	3.4
Engineering		240,196.0		12,255.3		144,296.9		396,748.2		5,262.6	3.2
NBFC		317,450.0		76,860.2		1,659.1		395,969.3		5,252.3	3.2
Road Transportation		376,334.2		495.3		10,849.7		387,679.2		5,142.3	3.2
Automobile & Auto Ancillary		330,632.5		18,397.9		33,037.0		382,067.4		5,067.9	3.1
Real Estate & Property Services		280,870.4		4,309.5		36,335.2		321,515.1		4,264.7	2.6
Agri Production — Food		313,143.6		—		833.3		313,976.9		4,164.7	2.6
Coal & Petroleum Products		136,531.9		33,834.9		115,440.2		285,807.0		3,791.0	2.3
Food and Beverage		260,907.9		1,391.3		21,853.6		284,152.8		3,769.1	2.3
Financial Institutions		219,417.5		59,118.8		2,058.7		280,595.0		3,721.9	2.3
Iron and Steel		231,524.9		1,144.7		45,235.4		277,905.0		3,686.2	2.3
Telecom		232,932.0		10,412.6		29,949.6		273,294.2		3,625.1	2.2
Infrastructure Development		165,578.8		2,457.1		104,731.8		272,767.7		3,618.1	2.2
Business Services		244,028.7		2,278.5		15,953.3		262,260.5		3,478.7	2.1
Wholesale Trade — Non Industrial		238,436.5		—		18,766.1		257,202.6		3,411.6	2.1
Wholesale Trade — Industrial		211,849.6		34.2		34,840.2		246,724.0		3,272.6	2.0
Others (none greater than 2%)		2,474,753.6		85,270.3		525,004.6		3,085,028.5		40,920.9	25.5

Total	Rs.	10,623,855.6	Rs.	362,373.7	Rs.	1,224,692.9	Rs.	12,210,922.2	US$	161,969.9	100.0

The Bank’s ten largest exposures as of March 31, 2019 and March 31, 2020, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded exposures (including derivatives), are as follows:

	As of March 31, 2019
	Funded Exposure	Non-Funded Exposure	Total Exposure
		(In millions)
Borrower 1	Rs. 146,141.2	Rs. 6,457.1	Rs. 152,598.3
Borrower 2	27,488.9	115,089.5	142,578.4
Borrower 3	120,004.3	312.8	120,317.1
Borrower 4	92,271.4	1,200.0	93,471.4
Borrower 5	80,008.5	32.6	80,041.1
Borrower 6	57,604.0	14,843.9	72,447.9
Borrower 7	32,948.9	34,806.0	67,754.9
Borrower 8	51,283.8	15,163.0	66,446.8
Borrower 9	43,602.4	22,513.2	66,115.6
Borrower 10	30,559.1	26,347.9	56,907.0

	As of March 31, 2020
	Funded Exposure	Non-Funded Exposure	Total Exposure	Total Exposure
		(In millions)
Borrower 1	Rs. 243,382.8	Rs. 1,200.0	Rs. 244,582.8	US$	3,244.2
Borrower 2	180,100.0	305.1	180,405.1		2,393.0
Borrower 3	163,738.7	610.9	164,349.6		2,180.0
Borrower 4	74,421.4	75,432.2	149,853.6		1,987.7
Borrower 5	135,455.0	—	135,455.0		1,796.7
Borrower 6	31,934.6	55,651.4	87,586.0		1,161.8
Borrower 7	63,228.0	15,355.2	78,583.2		1,042.4
Borrower 8	75,035.9	221.6	75,257.5		998.2
Borrower 9	75,027.7	182.8	75,210.5		997.6
Borrower 10	51,361.3	22,128.1	73,489.4		974.8